Fees Summary	Aug. 08, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 97,850,000
Previously Paid Amount	0
Total Fee Amount	14,442.66
Total Offset Amount	0
Net Fee	$ 14,442.66